Earnings/(loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of comparative information prepared under previous GAAP [line items]
Loss for the year net of tax attributable to ordinary equity holders of the parent for basic earnings	$ 29,634	$ (20,010)	$ 53,063	$ (31,798)
Weighted average number of ordinary shares for basic and diluted earnings per share	197,971,371	176,584,343	197,971,371	176,584,343
Earnings/(loss) per share:
Loss attributable to ordinary equity holders of the parent, US$	$ 0.15	$ (0.11)	$ 0.27	$ (0.18)